Cost of improvements to concession assets (Tables)	12 Months Ended
Dec. 31, 2022
Cost Of Improvements To Concession Assets [Abstract]
Summary of Cost of Improvements to Concession Assets

Cost of improvements to concession assets are comprised of the following as of December 31, 2020, 2021 and 2022:

	2020		2021		2022
Cost of improvements to concession assets	Ps.	2,192,578	Ps.	3,368,511	Ps.	4,846,404